Redeemable Noncontrolling Interest (Schedule of Redeemable Noncontrolling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 542,020	$ 0
Additions (Silversea Cruises acqusition)		537,770
Net income attributable to noncontrolling interest, including the contractual accretion of the put options	28,713	4,750	$ 0
Other		(500)
Distribution to noncontrolling interest	(752)
Ending balance	$ 569,981	$ 542,020	$ 0